Commitments and Contingent Liabilities (Narrative) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jul. 31, 2017
Commitments and Contingent Liabilities [Line Items]
Litigation and regulatory matters loss contingency, range of possible loss, maximum (less than)	$ 100.0
Indonesia | Joint Venture With CT Corp
Commitments and Contingent Liabilities [Line Items]
Joint Venture with CT Corp, Ownership Percentage			49.00%
Commitments | Commercial mortgage loans
Commitments and Contingent Liabilities [Line Items]
Total outstanding commercial mortgage loan commitments	85.0	$ 230.0
Allowance for credit losses	0.5	0.3
Change in allowance for credit loss expense (reversal)	0.2	0.0
Commitments | Investments
Commitments and Contingent Liabilities [Line Items]
Commitments to purchase investment (excluding commercial mortgage loans)	2,142.0	1,359.0
Purchase Commitment
Commitments and Contingent Liabilities [Line Items]
Change in allowance for credit loss expense (reversal)	0.0	0.0
Other Guarantees
Commitments and Contingent Liabilities [Line Items]
Accrued Liabilities	$ 31.0	$ 32.0